Longterm investments net (Tables)	12 Months Ended
Sep. 30, 2025
Long-term investments, net
Schedule of long-term investments, net
	As of	As of
	September 30,	September 30,
	2025	2024

Long-term investments	$7,163,928	$7,267,442
Less: Impairment	(231,524)	(234,869)
Total	$6,932,404	$7,032,573